UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22127
Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800)

345-6611
Date of fiscal year end:
Last Day of

December
Date of reporting period:
June 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
CTIVP
®
– TCW Core Plus Bond Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about CTIVP
®
– TCW Core Plus Bond Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 25	0.49% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 2,875,486,002
Total number of portfolio holdings	750
Portfolio turnover for the reporting period	183%
Graphical Representation of Fund

Holdings
The tables below show the investment ma
ke
up of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
U.S. Treasury 06/30/2030 3.875%	6.3%
U.S. Treasury 05/15/2055 4.750%	5.5%
U.S. Treasury 06/30/2032 4.000%	3.1%
Uniform Mortgage-Backed Security TBA 07/14/2055 3.500%	2.0%
U.S. Treasury 05/15/2035 4.250%	1.9%
U.S. Treasury 05/15/2045 5.000%	1.8%
Federal National Mortgage Association 04/01/2052 2.500%	1.8%
Government National Mortgage Association TBA 07/21/2055 5.000%	1.3%
Government National Mortgage Association TBA 07/21/2055 2.500%	1.3%
Uniform Mortgage-Backed Security TBA 07/14/2055 4.000%	1.2%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial
information
, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
CTIVP
®
– TCW Core Plus Bond Fund | Class 1

|

SSR7037_01_12_D01_(08/25)

CTIVP
®
– TCW Core Plus Bond Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about CTIVP
®
– TCW Core Plus Bond Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 37	0.74% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 2,875,486,002
Total number of portfolio holdings	750
Portfolio turnover for the reporting period	183%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
U.S. Treasury 06/30/2030 3.875%	6.3%
U.S. Treasury 05/15/2055 4.750%	5.5%
U.S. Treasury 06/30/2032 4.000%	3.1%
Uniform Mortgage-Backed Security TBA 07/14/2055 3.500%	2.0%
U.S. Treasury 05/15/2035 4.250%	1.9%
U.S. Treasury 05/15/2045 5.000%	1.8%
Federal National Mortgage Association 04/01/2052 2.500%	1.8%
Government National Mortgage Association TBA 07/21/2055 5.000%	1.3%
Government National Mortgage Association TBA 07/21/2055 2.500%	1.3%
Uniform Mortgage-Backed Security TBA 07/14/2055 4.000%	1.2%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, i
nc
luding its
prospectus
, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
CTIVP
®
– TCW Core Plus Bond Fund | Class 2

|

SSR7037_02_12_D01_(08/25)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

CTIVP® – TCW Core Plus Bond Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

CTIVP® – TCW Core Plus Bond Fund | 2025

Portfolio of Investments
June 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 5.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aligned Data Centers Issuer LLC(a)
Series 2021-1A Class A2
08/15/2046	1.937%	7,600,000	7,345,651
Allegro CLO X Ltd.(a),(b)
Series 2019-1A Class ARR
3-month Term SOFR + 1.130% Floor 1.130% 04/20/2032	5.400%	5,598,466	5,594,116
AMMC CLO Ltd.(a),(b)
Series 2024-28 Class A1A
3-month Term SOFR + 1.550% Cap 1.550% 07/20/2037	5.820%	9,100,000	9,142,715
Avis Budget Rental Car Funding AESOP LLC(a)
Subordinated Series 2021-2A Class C
02/20/2028	2.350%	3,850,000	3,684,166
Bain Capital Credit CLO Ltd.(a),(b)
Series 2024-6A Class A1R
3-month Term SOFR + 1.900% Floor 1.090% 10/21/2034	5.360%	8,750,000	8,755,250
CIFC Funding Ltd.(a),(b)
Series 2021-7A Class B
3-month Term SOFR + 1.862% Floor 1.600% 01/23/2035	6.141%	8,675,000	8,681,211
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC(a)
Series 2025-1A Class A2
05/20/2055	6.000%	2,590,000	2,668,201
CyrusOne Data Centers Issuer I LLC(a)
Series 2025-1A Class A2
02/20/2050	5.910%	4,380,000	4,470,180
DailyPay Securitization Trust(a)
Series 2025-1A Class A
06/25/2028	5.630%	2,840,000	2,860,108
DataBank Issuer(a)
Series 2021-1A Class A2
02/27/2051	2.060%	4,250,000	4,157,301
Dryden Senior Loan Fund(a),(b)
Series 2015-40A Class AR2
3-month Term SOFR + 1.150% Floor 1.150% 08/15/2031	5.476%	4,748,236	4,753,934
Series 2016-45A Class BRR
3-month Term SOFR + 1.650% Floor 1.650% 10/15/2030	5.906%	7,800,000	7,802,504
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Flexential Issuer(a)
Series 2021-1A Class A2
11/27/2051	3.250%	3,550,000	3,416,525
Henderson Receivables LLC(a)
Series 2014-2A Class A
01/17/2073	3.610%	1,615,167	1,447,770
LCM 35 Ltd.(a),(b)
Series 2025-35A Class BR
3-month Term SOFR + 1.650% Floor 1.650% 10/15/2035	5.940%	7,300,000	7,300,088
Madison Park Funding XXIV Ltd.(a),(b)
Series 2024-24A Class AR2
3-month Term SOFR + 1.120% Cap 1.120% 10/20/2029	5.390%	1,447,980	1,448,249
Madison Park Funding XXXVI Ltd.(a),(b)
Series 2025-36A Class B1RR
3-month Term SOFR + 1.550% Floor 1.550% 04/15/2035	5.850%	5,000,000	4,975,735
Magnetite XXV Ltd.(a),(b)
Series 2020-25A Class A
3-month Term SOFR + 1.462% Floor 1.200% 01/25/2032	5.743%	5,725,754	5,725,771
Octagon Investment Partners 51 Ltd.(a),(b)
Series 2021-1A Class BR
3-month Term SOFR + 1.500% Floor 1.500% 07/20/2034	5.770%	7,215,000	7,222,251
Regatta 32 Funding Ltd.(a),(b)
Series 2025-4A Class A1
3-month Term SOFR + 1.340% Floor 1.340%, Cap 1.340% 07/25/2038	5.628%	7,000,000	7,023,310
SLC Student Loan Trust(b)
Series 2006-1 Class B
90-day Average SOFR + 0.472% Floor 0.210% 03/15/2055	4.815%	158,349	141,863
SLM Student Loan Trust(b)
Series 2007-7 Class A4
90-day Average SOFR + 0.592% Floor 0.330% 12/25/2025	4.955%	1,574,837	1,544,998
Series 2007-7 Class B
90-day Average SOFR + 1.012% Floor 0.750% 10/27/2070	5.375%	1,990,000	1,991,655
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2008-4 Class A4
90-day Average SOFR + 1.912% Floor 1.650% 07/25/2026	6.275%	452,398	453,406
Series 2008-5 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/25/2073	6.475%	5,860,000	5,942,885
Series 2008-6 Class A4
90-day Average SOFR + 1.362% Floor 1.100% 07/25/2025	5.725%	1,274,998	1,268,631
Switch ABS Issuer LLC(a)
Series 2025-1A Class A2
03/25/2055	5.036%	7,310,000	7,208,519
Symphony CLO XVIII Ltd.(a),(b)
Series 2016-18A Class A1R3
3-month Term SOFR + 1.100% Floor 1.100% 07/23/2033	5.379%	7,970,055	7,956,379
TIAA CLO IV Ltd.(a),(b)
Series 2018-1A Class A1AR
3-month Term SOFR + 1.140% Floor 1.140% 01/20/2032	5.410%	4,618,901	4,620,989
Voya CLO Ltd.(a),(b)
Series 2014-4A Class A1RB
3-month Term SOFR + 1.742% Floor 1.480% 07/14/2031	5.983%	5,725,000	5,728,681
Series 2015-3A Class A1R3
3-month Term SOFR + 1.150% Floor 1.150% 10/20/2031	5.420%	4,487,566	4,486,960
Series 2016-3A Class A1R2
3-month Term SOFR + 1.150% Cap 1.150% 10/18/2031	5.420%	4,866,942	4,872,763
Series 2018-3A Class A1R2
3-month Term SOFR + 1.200% Floor 1.200% 10/15/2031	5.456%	5,373,549	5,379,734
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
90-day Average SOFR + 0.432% Floor 0.170% 04/25/2040	4.795%	3,481,623	3,409,591
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziply Fiber Issuer LLC(a)
Subordinated Series 2024-1A Class B
04/20/2054	7.810%	3,100,000	3,240,919
Total Asset-Backed Securities — Non-Agency (Cost $165,415,059)			166,723,009

Commercial Mortgage-Backed Securities - Agency 0.3%

Federal National Mortgage Association
Series 2001-M2 Class Z2
06/25/2031	6.300%	7,031	6,993
Government National Mortgage Association(c),(d)
Series 2012-55 Class IO
04/16/2052	0.000%	272,871	3
Series 2021-36 Class IO
03/16/2063	1.288%	19,115,323	1,582,896
Government National Mortgage Association
Series 2021-2 Class AH
06/16/2063	1.500%	4,263,561	3,102,176
Series 2021-21 Class AH
06/16/2063	1.400%	2,899,240	2,235,145
Series 2021-31 Class B
01/16/2061	1.250%	3,153,206	2,285,550
Total Commercial Mortgage-Backed Securities - Agency (Cost $10,121,693)			9,212,763

Commercial Mortgage-Backed Securities - Non-Agency 2.4%

BX Commercial Mortgage Trust(a),(b)
Series 2022-CSMO Class A
1-month Term SOFR + 2.115% Floor 2.115% 06/15/2027	6.427%	6,925,000	6,955,305
Subordinated Series 2022-CSMO Class B
1-month Term SOFR + 3.141% Floor 3.141% 06/15/2027	7.453%	4,080,000	4,110,601
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	1,355,000	1,263,873
BXHPP Trust(a),(b)
Series 2021-FILM Class A
1-month Term SOFR + 0.764% Floor 0.650% 08/15/2036	5.076%	8,878,000	8,500,685
BXSC Commercial Mortgage Trust(a),(b)
Series 2022-WSS Class D
1-month Term SOFR + 3.188% Floor 3.188% 03/15/2035	7.500%	5,000,000	5,012,500
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CENT Trust(a),(b)
Series 2023-CITY Class A
1-month Term SOFR + 2.620% Cap 2.620% 09/15/2028	6.932%	2,850,000	2,853,542
Great Wolf Trust(a),(b)
Subordinated Series 2024-WLF2 Class B
1-month Term SOFR + 2.141% 05/15/2041	6.452%	4,437,000	4,448,102
Hudson Yards Mortgage Trust(a)
Series 2019-30HY Class A
07/10/2039	3.228%	2,770,000	2,602,759
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	2,720,000	2,548,064
Manhattan West(a)
Series 2020-1MW Class A
09/10/2039	2.130%	3,470,000	3,279,204
MKT Mortgage Trust(a)
Series 2020-525M Class A
02/12/2040	2.694%	2,035,000	1,787,982
NRTH Mortgage Trust(a),(b)
Series 2024-PARK Class A
1-month Term SOFR + 1.641% 03/15/2041	5.963%	6,062,000	6,065,778
NYC Commercial Mortgage Trust(a)
Series 2025-1155 Class A
06/10/2042	5.833%	5,143,000	5,202,544
StorageMart Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-MINI Class F
1-month Term SOFR + 3.350% Floor 3.350% 01/15/2039	7.662%	5,607,000	5,455,859
WBHT Commercial Mortgage Trust(a),(b)
Series 2025-WBM Class A
1-month Term SOFR + 1.742% 06/15/2042	6.057%	3,410,000	3,402,806
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1 Class A4
09/15/2048	3.789%	5,107,895	5,093,310
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $69,597,280)			68,582,914

Common Stocks 0.1%
Issuer	Shares	Value ($)
Communication Services 0.1%
Media 0.1%
Intelsat Luxembourg SA(e),(f)	114,829	3,559,699
Total Communication Services		3,559,699
Total Common Stocks (Cost $2,914,353)		3,559,699

Convertible Bonds(g) 0.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Food and Beverage 0.0%
Davide Campari-Milano NV(a)
01/17/2029	2.375%	EUR	1,200,000	1,356,920
Technology 0.1%
Worldline SA(a),(h)
07/30/2025	0.000%	EUR	327,500	451,967
07/30/2026	0.000%	EUR	2,094,960	2,258,264
Total				2,710,231
Total Convertible Bonds (Cost $3,725,256)				4,067,151

Corporate Bonds & Notes(g) 16.9%

Aerospace & Defense 0.1%
General Electric Co.(b)
3-month Term SOFR + 0.642% 05/05/2026	4.902%		1,886,000	1,887,488
Lockheed Martin Corp.
08/15/2034	4.800%		210,000	209,359
05/15/2036	4.500%		730,000	702,276
Total				2,799,123
Airlines 0.4%
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%		6,309,273	5,973,473
United Airlines Pass-Through Trust
Series 2023-1 Class A
01/15/2036	5.800%		4,017,095	4,074,432
Total				10,047,905
Apartment REIT 0.1%
American Homes 4 Rent LP
07/15/2031	2.375%		1,905,000	1,658,100
Automotive 0.2%
Volkswagen Financial Services AG(a)
11/19/2031	3.875%	EUR	3,700,000	4,378,430
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Volkswagen Group of America Finance LLC(a)
03/25/2032	5.650%		280,000	284,548
03/27/2035	5.800%		355,000	357,144
Volkswagen International Finance NV(a),(i),(j)
	7.875%	EUR	1,200,000	1,597,510
Total				6,617,632
Banking 3.9%
Bank of America Corp.(j)
07/22/2027	1.734%		11,220,000	10,907,021
04/24/2028	3.705%		4,972,000	4,913,965
06/14/2029	2.087%		9,300,000	8,717,456
04/29/2031	2.592%		3,395,000	3,104,552
10/20/2032	2.572%		4,020,000	3,538,555
Bank of America Corp.(b)
Subordinated
3-month Term SOFR + 0.912% 12/01/2026	5.241%		1,000,000	998,354
Citibank NA
05/29/2030	4.914%		2,970,000	3,026,668
Citigroup, Inc.(j)
10/27/2028	3.520%		175,000	171,372
05/01/2032	2.561%		2,485,000	2,201,431
06/11/2035	5.449%		1,640,000	1,676,328
03/27/2036	5.333%		1,500,000	1,511,590
Goldman Sachs Group, Inc. (The)(j)
03/09/2027	1.431%		12,950,000	12,671,671
09/10/2027	1.542%		1,092,000	1,054,471
10/21/2027	1.948%		5,200,000	5,036,530
10/23/2035	5.016%		2,855,000	2,820,526
01/28/2036	5.536%		585,000	599,973
JPMorgan Chase & Co.(j)
04/22/2027	1.578%		4,495,000	4,391,165
02/24/2028	2.947%		2,290,000	2,237,919
10/15/2030	2.739%		2,320,000	2,162,648
01/25/2033	2.963%		8,615,000	7,740,598
01/24/2036	5.502%		1,310,000	1,349,842
Morgan Stanley(j)
05/04/2027	1.593%		4,445,000	4,337,991
04/28/2032	1.928%		2,805,000	2,398,413
07/21/2032	2.239%		990,000	857,416
10/20/2032	2.511%		845,000	740,313
01/21/2033	2.943%		420,000	374,826
01/18/2036	5.587%		3,540,000	3,639,889
PNC Financial Services Group, Inc. (The)(j)
10/28/2033	6.037%		340,000	361,455
10/20/2034	6.875%		795,000	888,407
01/22/2035	5.676%		125,000	129,815
Santander UK Group Holdings PLC(j)
08/21/2026	1.532%		465,000	462,838
06/14/2027	1.673%		325,000	315,655
01/11/2028	2.469%		1,035,000	1,003,328
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Wells Fargo & Co.(j)
06/02/2028	2.393%		5,278,000	5,086,366
01/24/2031	5.244%		5,545,000	5,688,232
03/02/2033	3.350%		770,000	703,486
07/25/2033	4.897%		2,850,000	2,849,685
12/03/2035	5.211%		780,000	783,201
Total				111,453,951
Brokerage/Asset Managers/Exchanges 0.1%
Blackrock, Inc.
07/18/2035	3.750%	EUR	2,675,000	3,210,199
Cable and Satellite 0.6%
Charter Communications Operating LLC
06/01/2034	6.550%		1,271,000	1,355,367
Charter Communications Operating LLC/Capital
04/01/2048	5.750%		2,918,000	2,655,212
07/01/2049	5.125%		1,335,000	1,108,817
03/01/2050	4.800%		1,165,000	933,019
06/01/2052	3.900%		27,000	18,503
CSC Holdings LLC(a)
01/31/2029	11.750%		2,170,000	2,057,229
02/01/2029	6.500%		3,032,000	2,463,980
01/15/2030	5.750%		1,500,000	742,496
11/15/2031	4.500%		400,000	281,553
DISH Network Corp.(a)
11/15/2027	11.750%		263,000	270,783
EchoStar Corp.
11/30/2029	10.750%		142,000	145,989
Time Warner Cable LLC
11/15/2040	5.875%		2,000,000	1,919,532
VZ Secured Financing BV(a)
01/15/2032	5.000%		3,250,000	2,886,365
Total				16,838,845
Chemicals 0.1%
International Flavors & Fragrances, Inc.(a)
10/15/2027	1.832%		460,000	433,247
11/01/2030	2.300%		3,915,000	3,462,536
11/15/2040	3.268%		370,000	271,408
Total				4,167,191
Construction Machinery 0.0%
Oregon Tool Lux LP(a)
10/15/2029	7.875%		413,573	236,249
Consumer Cyclical Services 0.2%
Uber Technologies, Inc.
09/15/2034	4.800%		4,360,000	4,292,330
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Consumer Products 0.0%
Galderma Finance Europe BV(a)
03/20/2030	3.500%	EUR	730,000	867,525
MajorDrive Holdings IV LLC(a)
06/01/2029	6.375%		110,000	86,982
Spectrum Brands, Inc.(a)
03/15/2031	3.875%		412,000	332,046
Total				1,286,553
Electric 1.8%
AEP Transmission Co. LLC
04/01/2050	3.650%		305,000	224,040
Alabama Power Co.
04/02/2035	5.100%		2,925,000	2,948,458
Amprion GmbH(a)
09/23/2033	0.625%	EUR	1,000,000	935,507
Appalachian Power Co.
05/15/2033	5.950%		3,225,000	3,341,891
04/01/2034	5.650%		4,030,000	4,149,472
Duke Energy Carolinas LLC
12/15/2041	4.250%		900,000	770,873
Duke Energy Florida LLC
11/15/2033	5.875%		385,000	410,671
Duke Energy Progress LLC
04/01/2052	4.000%		500,000	382,971
E.ON SE(a)
04/16/2033	3.500%	EUR	2,225,000	2,644,168
Enel Finance International NV(a)
02/20/2043	4.500%	EUR	735,000	876,712
Eurogrid GmbH(a)
09/05/2031	3.279%	EUR	200,000	236,211
04/21/2033	0.741%	EUR	1,400,000	1,338,623
Eversource Energy
07/01/2027	4.600%		3,135,000	3,150,000
02/01/2029	5.950%		2,760,000	2,886,142
FirstEnergy Transmission LLC(a)
04/01/2049	4.550%		1,000,000	848,182
Florida Power & Light Co.
03/01/2049	3.990%		1,500,000	1,180,030
03/15/2055	5.700%		1,105,000	1,119,917
Interstate Power and Light Co.
10/15/2033	5.700%		2,750,000	2,853,089
Northern States Power Co.
05/15/2035	5.050%		1,060,000	1,070,895
08/15/2045	4.000%		2,250,000	1,809,288
Oncor Electric Delivery Co. LLC(a)
04/01/2035	5.350%		3,025,000	3,084,791
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
PECO Energy Co.
05/15/2052	4.600%		2,690,000	2,298,577
Pennsylvania Electric Co.(a)
03/15/2028	3.250%		6,950,000	6,741,194
Progress Energy, Inc.
10/30/2031	7.000%		2,894,000	3,268,769
Public Service Co.
01/15/2036	5.450%		3,670,000	3,696,820
Scottish Hydro Electric Transmission PLC(a)
09/04/2032	3.375%	EUR	520,000	609,442
Total				52,876,733
Finance Companies 0.7%
AerCap Ireland Capital DAC/Global Aviation Trust
10/01/2025	4.450%		3,070,000	3,067,502
10/29/2028	3.000%		6,350,000	6,050,582
Air Lease Corp.
07/01/2025	3.375%		4,500,000	4,499,799
Avolon Holdings Funding Ltd.(a)
02/15/2027	3.250%		2,035,000	1,983,877
11/18/2027	2.528%		3,398,000	3,228,277
Total				18,830,037
Food and Beverage 0.5%
Anheuser-Busch InBev SA(a)
03/22/2044	3.950%	EUR	2,015,000	2,319,231
JBS USA Holding Lux Sarl/Food Co./Sarl
03/15/2034	6.750%		1,471,000	1,606,267
JBS USA Lux SA/Food Co./Finance, Inc.
12/01/2052	6.500%		2,076,000	2,151,938
Pernod Ricard SA(a)
09/15/2033	3.750%	EUR	1,400,000	1,669,848
Pilgrim’s Pride Corp.
03/01/2032	3.500%		2,634,000	2,372,443
05/15/2034	6.875%		3,850,000	4,226,054
Smithfield Foods, Inc.(a)
09/13/2031	2.625%		1,500,000	1,293,354
Total				15,639,135
Gaming 0.3%
FDJ United(a)
11/21/2033	3.375%	EUR	1,300,000	1,510,414
GLP Capital LP/Financing II, Inc.
06/01/2028	5.750%		870,000	891,966
01/15/2031	4.000%		3,030,000	2,857,793
Great Canadian Gaming Corp./Raptor LLC(a)
11/15/2029	8.750%		145,000	142,151
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Las Vegas Sands Corp.
06/15/2028	5.625%		2,865,000	2,923,129
VICI Properties LP/Note Co., Inc.(a)
02/15/2029	3.875%		515,000	499,018
08/15/2030	4.125%		105,000	100,672
Voyager Parent LLC(a)
07/01/2032	9.250%		627,000	653,494
Total				9,578,637
Health Care 1.5%
American Medical Systems Europe BV
03/08/2031	3.000%	EUR	3,050,000	3,585,267
CommonSpirit Health
10/01/2025	1.547%		5,000,000	4,959,636
CVS Health Corp.
02/21/2033	5.250%		374,000	376,480
06/01/2034	5.700%		140,000	144,131
07/20/2035	4.875%		775,000	742,853
03/25/2038	4.780%		670,000	614,694
07/20/2045	5.125%		1,165,000	1,030,391
03/25/2048	5.050%		5,075,000	4,383,605
06/01/2053	5.875%		415,000	396,639
CVS Health Corp.(j)
03/10/2055	7.000%		1,855,000	1,917,175
Fortrea Holdings, Inc.(a)
07/01/2030	7.500%		325,000	294,432
Fresenius Medical Care US Finance III, Inc.(a)
12/01/2026	1.875%		3,755,000	3,608,196
HCA, Inc.
06/15/2026	5.250%		2,580,000	2,583,678
09/01/2030	3.500%		766,000	724,269
IQVIA, Inc.
02/01/2029	6.250%		5,800,000	6,060,789
Lonza Finance International NV(a)
09/04/2034	3.500%	EUR	545,000	635,449
04/24/2036	3.875%	EUR	765,000	911,407
Medtronic Global Holdings SCA
03/07/2031	1.625%	EUR	1,735,000	1,894,849
ModivCare, Inc.(a),(k)
10/01/2029	5.000%		2,905,350	813,498
Molnlycke Holding AB(a)
06/11/2034	4.250%	EUR	285,000	346,051
Sartorius Finance BV(a)
09/14/2032	4.500%	EUR	300,000	370,026
Stryker Corp.
09/11/2032	3.375%	EUR	835,000	987,156
Thermo Fisher Scientific, Inc.
03/01/2028	0.500%	EUR	2,500,000	2,797,266
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Universal Health Services, Inc.
09/01/2026	1.650%	1,890,000	1,824,878
Total			42,002,815
Healthcare Insurance 0.6%
Elevance Health, Inc.
06/15/2034	5.375%	1,555,000	1,589,252
02/15/2035	5.200%	1,385,000	1,398,791
Humana, Inc.
04/01/2030	4.875%	1,333,000	1,343,401
05/01/2035	5.550%	3,055,000	3,070,421
UnitedHealth Group, Inc.
07/15/2034	5.150%	6,740,000	6,803,064
12/15/2048	4.450%	1,245,000	1,030,706
07/15/2054	5.625%	2,900,000	2,811,489
Total			18,047,124
Healthcare REIT 0.2%
Healthcare Realty Holdings LP
01/15/2028	3.625%	2,898,000	2,827,328
Healthcare Trust of America Holdings LP
08/01/2026	3.500%	2,367,000	2,336,739
Physicians Realty LP
11/01/2031	2.625%	1,475,000	1,298,416
Total			6,462,483
Life Insurance 0.3%
Athene Global Funding(a)
06/29/2026	1.608%	1,330,000	1,293,474
03/08/2027	3.205%	1,550,000	1,505,639
01/07/2029	2.717%	1,770,000	1,650,634
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	3,235,000	2,388,898
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2050	3.300%	890,000	596,084
Total			7,434,729
Media and Entertainment 0.3%
Getty Images, Inc.(a)
02/21/2030	11.250%	115,162	114,310
Take-Two Interactive Software, Inc.
04/14/2032	4.000%	3,355,000	3,179,082
Warnermedia Holdings, Inc.
03/15/2052	5.141%	536,000	281,630
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
WarnerMedia Holdings, Inc.
03/15/2032	4.279%		2,634,000	2,221,568
03/15/2042	5.050%		1,955,000	1,316,368
Total				7,112,958
Midstream 0.4%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2028	9.375%		843,000	869,127
06/01/2030	9.500%		606,000	628,056
Energy Transfer Partners LP
03/15/2045	5.150%		2,458,000	2,166,759
Ferrellgas LP/Finance Corp.(a)
04/01/2026	5.375%		1,890,000	1,872,840
04/01/2029	5.875%		2,429,000	2,248,603
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%		314,026	278,266
TMS Issuer Sarl(a)
08/23/2032	5.780%		1,375,000	1,419,370
Venture Global LNG, Inc.(a),(i),(j)
	9.000%		287,000	279,724
Venture Global LNG, Inc.(a)
06/01/2028	8.125%		274,000	282,982
01/15/2030	7.000%		188,000	190,257
02/01/2032	9.875%		1,092,000	1,179,272
Venture Global Plaquemines LNG LLC(a)
05/01/2035	7.750%		600,000	650,025
Total				12,065,281
Natural Gas 0.5%
Brooklyn Union Gas Co. (The)(a)
07/18/2054	6.415%		1,475,000	1,527,302
East Ohio Gas Co. (The)(a)
06/15/2030	2.000%		2,015,000	1,791,621
KeySpan Gas East Corp.(a)
03/06/2033	5.994%		6,000,000	6,235,149
National Gas Transmission PLC(a)
04/05/2030	4.250%	EUR	2,405,000	2,958,711
Piedmont Natural Gas Co., Inc.
02/15/2035	5.100%		1,380,000	1,386,660
Total				13,899,443
Office REIT 0.1%
Hudson Pacific Properties LP
11/01/2027	3.950%		2,457,000	2,356,181
02/15/2028	5.950%		55,000	53,637
04/01/2029	4.650%		3,000	2,693
01/15/2030	3.250%		944,000	772,958
Total				3,185,469
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Oil Field Services 0.0%
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%		180,952	185,090
Transocean, Inc.(a)
02/15/2030	8.750%		232,000	239,134
Total				424,224
Other Financial Institutions 0.2%
Icahn Enterprises LP/Finance Corp.
01/15/2029	9.750%		1,040,000	1,015,950
06/15/2030	9.000%		1,413,000	1,318,527
Vonovia SE(a)
09/01/2032	0.750%	EUR	2,100,000	2,031,232
Total				4,365,709
Other Industry 0.0%
Grand Canyon University
10/01/2028	5.125%		455,000	441,287
Other REIT 0.3%
American Assets Trust LP
02/01/2031	3.375%		3,650,000	3,271,043
Digital Dutch Finco BV(a)
01/15/2032	1.000%	EUR	800,000	800,659
03/15/2035	3.875%	EUR	300,000	347,333
Extra Space Storage LP
10/15/2031	2.400%		723,000	628,365
Lexington Realty Trust
10/01/2031	2.375%		1,895,000	1,604,118
Prologis Euro Finance LLC
05/23/2033	4.625%	EUR	545,000	690,681
05/05/2034	4.000%	EUR	1,050,000	1,264,389
Rexford Industrial Realty LP
09/01/2031	2.150%		415,000	355,682
WP Carey, Inc.
07/23/2032	4.250%	EUR	400,000	485,701
Total				9,447,971
Other Utility 0.2%
Holding d’Infrastructures des Metiers de l’Environnement(a)
10/24/2029	4.875%	EUR	805,000	983,102
Severn Trent Utilities Finance PLC(a)
08/04/2035	3.875%	EUR	1,610,000	1,908,912
Suez SACA(a)
05/24/2034	2.875%	EUR	1,400,000	1,540,829
United Utilities Water Finance PLC(a)
05/23/2034	3.750%	EUR	1,325,000	1,560,443
Total				5,993,286
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Packaging 0.4%
Amcor Flexibles North America, Inc.(a)
03/17/2030	5.100%		4,450,000	4,525,793
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%		445,000	417,826
08/15/2027	5.250%		3,500,000	1,540,004
Berry Global Escrow Corp.(a)
07/15/2026	4.875%		271,000	270,989
Berry Global, Inc.
01/15/2026	1.570%		2,981,000	2,924,423
01/15/2027	1.650%		2,883,000	2,765,617
Total				12,444,652
Pharmaceuticals 0.9%
1261229 BC Ltd.(a)
04/15/2032	10.000%		730,000	736,543
Amgen, Inc.
03/01/2053	4.875%		2,880,000	2,513,522
Bayer US Finance II LLC(a)
12/15/2028	4.375%		2,579,000	2,554,524
06/25/2038	4.625%		7,482,000	6,618,774
06/25/2048	4.875%		1,532,000	1,254,547
Grifols SA(a)
05/01/2030	7.500%	EUR	2,409,000	2,968,869
Johnson & Johnson
02/26/2033	3.050%	EUR	2,430,000	2,870,258
02/26/2045	3.600%	EUR	510,000	580,354
Kevlar SpA(a)
09/01/2029	6.500%		870,000	833,103
Pfizer Netherlands International Finance BV
05/19/2032	3.250%	EUR	930,000	1,106,001
Teva Pharmaceutical Finance Netherlands II BV
06/01/2031	4.125%	EUR	1,613,000	1,905,127
Teva Pharmaceutical Finance Netherlands III BV
12/01/2032	6.000%		284,000	289,706
Teva Pharmaceutical Finance Netherlands IV BV
12/01/2030	5.750%		283,000	287,118
Total				24,518,446
Property & Casualty 0.3%
Berkshire Hathaway Finance Corp.
10/15/2050	2.850%		1,000,000	645,732
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%		3,225,000	3,384,800
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Farmers Exchange Capital II(a),(j)
Subordinated
11/01/2053	6.151%		3,810,000	3,636,094
Total				7,666,626
Restaurants 0.2%
BCPE Flavor Debt Merger Sub LLC/Issuer, Inc.(a),(l)
07/01/2032	9.500%		440,000	449,777
McDonald’s Corp.(a)
03/07/2035	4.250%	EUR	520,000	640,332
McDonald’s Corp.
12/09/2035	4.700%		3,900,000	3,805,146
Papa John’s International, Inc.(a)
09/15/2029	3.875%		65,000	63,111
Total				4,958,366
Retail REIT 0.0%
Realty Income Corp.
07/06/2030	4.875%	EUR	900,000	1,136,675
Retailers 0.1%
Magic MergeCo, Inc.(a)
05/01/2028	5.250%		2,670,000	2,145,102
05/01/2029	7.875%		710,000	468,068
Total				2,613,170
Technology 0.6%
Alphabet, Inc.
05/06/2045	3.875%	EUR	270,000	314,843
Equinix Europe 2 Financing Corp. LLC
11/22/2034	3.625%	EUR	1,790,000	2,049,186
Fiserv Funding ULC
06/15/2036	4.000%	EUR	1,215,000	1,426,586
Foundry JV Holdco LLC(a)
01/25/2031	5.500%		570,000	584,492
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%		464,000	477,148
Intel Corp.
12/08/2047	3.734%		855,000	602,079
11/15/2049	3.250%		2,165,000	1,369,938
08/12/2051	3.050%		1,558,000	925,661
02/10/2053	5.700%		600,000	557,854
02/21/2054	5.600%		1,112,000	1,018,867
Open Text Corp.(a)
12/01/2027	6.900%		650,000	673,529
Oracle Corp.
08/03/2028	4.800%		2,240,000	2,276,503
02/06/2053	5.550%		745,000	699,670
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Visa, Inc.
05/15/2033	3.125%	EUR	2,010,000	2,361,156
05/15/2044	3.875%	EUR	870,000	1,019,184
Xerox Corp.(a)
10/15/2030	10.250%		735,000	769,293
Total				17,125,989
Tobacco 0.1%
BAT Capital Corp.
03/16/2052	5.650%		1,425,000	1,327,308
Imperial Brands Finance PLC(a)
07/26/2026	3.500%		950,000	938,410
Japan Tobacco, Inc.(a)
06/15/2030	5.250%		660,000	679,091
Philip Morris International, Inc.
06/06/2029	2.750%	EUR	570,000	666,545
Total				3,611,354
Transportation Services 0.1%
Gatwick Funding Ltd.(a)
10/16/2033	3.625%	EUR	270,000	315,997
Heathrow Funding Ltd.(a)
10/08/2030	1.125%	EUR	2,015,000	2,127,725
01/16/2036	3.875%	EUR	690,000	801,278
Total				3,245,000
Wireless 0.6%
American Tower Corp.
04/15/2031	2.700%		8,468,000	7,594,433
Crown Castle International Corp.
07/15/2031	2.500%		1,194,000	1,041,815
Global Switch Finance BV(a)
10/07/2030	1.375%	EUR	1,210,000	1,334,055
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2028	5.152%		2,684,000	2,701,795
T-Mobile US, Inc.
02/15/2026	2.250%		1,970,000	1,940,085
04/15/2027	3.750%		2,625,000	2,598,524
01/15/2035	4.700%		1,415,000	1,371,359
Total				18,582,066
Wirelines 0.0%
Altice Financing SA(a)
01/15/2028	5.000%		225,000	169,386
08/15/2029	5.750%		440,000	322,300
Total				491,686
Total Corporate Bonds & Notes (Cost $490,771,234)				486,809,429

Foreign Government Obligations(g),(m) 0.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 0.0%
Brazilian Government International Bond
03/15/2034	6.125%	925,000	919,514
Chile 0.0%
Corporación Nacional del Cobre de Chile(a)
02/02/2033	5.125%	720,000	698,490
Colombia 0.0%
Ecopetrol SA
01/13/2033	8.875%	280,000	288,772
Costa Rica 0.0%
Costa Rica Government International Bond(a)
04/03/2034	6.550%	930,000	969,747
Guatemala 0.0%
Guatemala Government Bond(a)
08/10/2029	5.250%	480,000	476,094
10/07/2033	3.700%	315,000	266,554
Total			742,648
Hungary 0.1%
Hungary Government International Bond(a)
09/22/2031	2.125%	881,000	731,521
MVM Energetika Zrt(a)
03/13/2031	6.500%	469,000	485,692
Total			1,217,213
Indonesia 0.1%
Indonesia Government International Bond
01/11/2033	4.850%	500,000	501,226
09/10/2034	4.750%	701,000	687,940
PT Pertamina Persero(a)
08/25/2030	3.100%	1,443,000	1,325,956
Total			2,515,122
Israel 0.1%
Israel Government International Bond
02/19/2030	5.375%	2,000,000	2,043,303
Kazakhstan 0.0%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%	534,000	536,744
KazTransGas JSC(a)
09/26/2027	4.375%	400,000	392,202
Total			928,946
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Foreign Government Obligations(g),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 0.1%
Mexico Government International Bond
05/24/2031	2.659%		990,000	856,827
05/19/2033	4.875%		906,000	856,145
02/12/2034	3.500%		200,000	168,740
02/09/2035	6.350%		720,000	736,587
Petroleos Mexicanos
09/21/2047	6.750%		296,000	214,130
02/12/2048	6.350%		458,000	318,827
Total				3,151,256
Netherlands 0.0%
TenneT Holding BV(a)
10/28/2042	4.750%	EUR	470,000	599,430
Oman 0.1%
Oman Government International Bond(a)
10/28/2027	6.750%		300,000	312,844
01/17/2028	5.625%		700,000	715,084
Total				1,027,928
Panama 0.0%
Panama Government International Bond
09/29/2032	2.252%		895,000	683,021
02/14/2035	6.400%		200,000	194,738
Total				877,759
Paraguay 0.0%
Paraguay Government International Bond(a)
04/28/2031	4.950%		670,000	665,919
Philippines 0.0%
Philippine Government International Bond
05/05/2030	2.457%		770,000	703,575
Romania 0.1%
Romanian Government International Bond(a)
02/17/2028	6.625%		200,000	206,280
03/27/2032	3.625%		1,140,000	976,401
Total				1,182,681
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2029	4.850%		865,000	833,116
06/22/2030	5.875%		570,000	567,791
Total				1,400,907
Total Foreign Government Obligations (Cost $20,104,761)				19,933,210

Inflation-Indexed Bonds 1.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 1.2%
U.S. Treasury Inflation-Indexed Bond
01/15/2035	2.125%	33,300,540	33,850,779
Total Inflation-Indexed Bonds (Cost $32,948,310)			33,850,779

Municipal Bonds 0.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
County of Miami-Dade Aviation
Refunding Revenue Bonds
Taxable
Series 2019B
10/01/2034	3.555%	930,000	844,034
Hospital 0.1%
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	4,385,000	2,766,981
Special Non Property Tax 0.1%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2020B-3
08/01/2035	2.000%	2,000,000	1,543,197
Total Municipal Bonds (Cost $7,118,373)			5,154,212

Residential Mortgage-Backed Securities - Agency 35.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
09/01/2032- 09/01/2052	3.500%	41,605,857	38,235,031
07/01/2035- 06/01/2053	5.000%	13,586,040	13,404,596
04/01/2036- 05/01/2039	6.000%	66,373	69,085
06/01/2038- 11/01/2053	5.500%	9,702,288	9,722,079
03/01/2039- 12/01/2052	4.500%	43,183,495	41,482,271
07/01/2043- 06/01/2052	3.000%	66,324,463	58,126,509
08/01/2044- 10/01/2052	4.000%	45,557,070	42,547,366
03/01/2052- 05/01/2052	2.000%	47,308,671	37,537,638
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/01/2052	2.500%	10,200,028	8,478,298
CMO Series 360 Class 250
11/15/2047	2.500%	1,162,176	1,023,977
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 2980 Class SL
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 11/15/2034	2.282%	146,856	14,038
Federal Home Loan Mortgage Corp.(d)
CMO Series 4093 Class IA
03/15/2042	4.000%	2,157,500	373,413
Federal Home Loan Mortgage Corp. REMICS
CMO Series 4765 Class PZ
01/15/2048	3.000%	3,363,484	2,620,992
Federal National Mortgage Association
05/01/2033- 11/01/2053	5.000%	30,111,052	29,585,639
08/01/2033- 12/01/2052	3.500%	15,927,232	14,642,974
10/01/2033- 08/01/2052	3.000%	33,022,403	28,864,410
11/01/2038- 11/01/2040	6.000%	1,100,829	1,154,723
10/01/2040- 10/01/2052	2.000%	141,123,659	112,992,916
08/01/2043- 02/01/2053	4.000%	27,459,126	25,843,084
02/01/2046- 10/01/2054	4.500%	51,680,333	49,553,795
12/01/2051- 04/01/2052	2.500%	121,718,756	101,542,678
08/01/2053- 09/01/2053	5.500%	27,904,964	27,943,453
CMO Series 2013-13 Class PH
04/25/2042	2.500%	1,414,095	1,362,709
CMO Series 2018-54 Class KA
01/25/2047	3.500%	410,554	406,175
CMO Series 2018-86 Class JA
05/25/2047	4.000%	288,405	285,713
CMO Series 2018-94D Class KD
12/25/2048	3.500%	487,331	443,365
CMO Series 2019-1 Class KP
02/25/2049	3.250%	1,046,553	951,915
Federal National Mortgage Association(b),(d)
CMO Series 2006-8 Class HL
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 03/25/2036	2.280%	375,610	38,994
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-81 Class NS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2042	1.780%	50,255	916
Federal National Mortgage Association(d)
CMO Series 2013-45 Class IK
02/25/2043	3.000%	100,738	9,353
Freddie Mac REMICS(b)
CMO Series 5473K Class BF
30-day Average SOFR + 1.300% Floor 1.300%, Cap 6.500% 11/25/2054	5.605%	1,442,232	1,444,377
Government National Mortgage Association
04/15/2035- 10/20/2047	5.000%	2,111,870	2,109,848
10/15/2039- 10/20/2054	4.500%	19,270,548	18,530,156
07/15/2040- 10/20/2048	4.000%	4,900,243	4,621,909
04/20/2046- 07/20/2049	3.500%	13,476,715	12,469,507
11/20/2046- 10/20/2049	3.000%	8,526,836	7,619,532
Government National Mortgage Association(n)
11/20/2054	4.500%	13,715,900	13,134,627
Government National Mortgage Association(o)
CMO Series 2006-26 Class
06/20/2036	0.000%	12,880	10,635
Government National Mortgage Association(b)
CMO Series 2022-201 Class FB
30-day Average SOFR + 1.250% Floor 1.250%, Cap 6.500% 11/20/2052	5.552%	2,730,621	2,735,304
CMO Series 2024-30 Class AF
30-day Average SOFR + 1.250% Floor 1.250%, Cap 6.500% 02/20/2054	5.552%	1,311,581	1,313,335
CMO Series 2024-97 Class FW
30-day Average SOFR + 1.150% Floor 1.150%, Cap 6.500% 06/20/2054	5.452%	2,228,835	2,223,143
Government National Mortgage Association TBA(l)
07/21/2055	2.500%	42,125,000	35,782,634
07/21/2055	4.000%	30,950,000	28,771,748
07/21/2055	4.500%	14,975,000	14,331,943
07/21/2055	5.000%	38,575,000	37,886,329
07/21/2055	5.500%	22,450,000	22,479,461
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(l)
07/14/2055	2.000%	12,725,000	10,070,407
07/14/2055	2.500%	12,175,000	10,092,717
07/14/2055	3.000%	16,625,000	14,382,961
07/14/2055	3.500%	62,650,000	56,397,867
07/14/2055	4.000%	37,775,000	35,120,431
07/14/2055	4.500%	30,675,000	29,338,229
07/14/2055	5.000%	10,675,000	10,460,434
07/14/2055	5.500%	25,000	24,994
Total Residential Mortgage-Backed Securities - Agency (Cost $1,044,173,192)			1,020,610,633

Residential Mortgage-Backed Securities - Non-Agency 9.6%

Angel Oak Mortgage Trust(a),(c)
CMO Series 2021-6 Class A1
09/25/2066	1.458%	3,855,611	3,234,651
Angel Oak Mortgage Trust(a),(j)
CMO Series 2022-1 Class A1
12/25/2066	2.881%	6,593,439	6,173,039
BCAP LLC Trust(b)
CMO Series 2007-AA1 Class 2A1
1-month Term SOFR + 0.474% Floor 0.360% 03/25/2037	4.794%	3,920,283	3,537,430
Chase Home Lending Mortgage Trust(a),(c)
CMO Series 2025-2 Class A4A
12/25/2055	5.500%	11,100,888	11,137,054
CIM Group(a),(c)
CMO Series 2020-R7 Class A1A
12/27/2061	2.250%	5,510,970	4,975,921
CIM Trust(a),(c)
CMO Series 2019-R4 Class A1
10/25/2059	3.000%	4,765,705	4,455,710
CMO Series 2020-R3 Class A1A
01/26/2060	4.000%	4,771,121	4,665,412
CMO Series 2020-R6 Class A1A
12/25/2060	2.250%	3,688,312	3,360,693
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	6,836,828	6,260,152
CMO Series 2021-R5 Class A1A
08/25/2061	2.000%	6,737,052	5,834,619
CMO Series 2022-I1 Class A1
02/25/2067	4.350%	4,937,517	4,923,405
CMO Series 2023-R1 Class A1A
04/25/2062	5.400%	11,853,176	11,603,338
CIM Trust(a),(j)
CMO Series 2025-R1 Class A1
02/25/2099	5.000%	8,655,712	8,550,910
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CitiMortgage Alternative Loan Trust
CMO Series 2006-A5 Class 1A12
10/25/2036	6.000%	809,118	699,249
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R01 Class 1M2
30-day Average SOFR + 1.900% 12/25/2041	6.205%	4,386,054	4,428,832
CMO Series 2022-R03 Class 1M2
30-day Average SOFR + 3.500% 03/25/2042	7.805%	5,000,000	5,194,550
Countrywide Alternative Loan Trust(b)
CMO Series 2005-76 Class 1A1
1-year MTA + 1.480% Floor 1.480% 01/25/2036	5.788%	1,887,238	1,762,489
Countrywide Alternative Loan Trust(c)
CMO Series 2006-HY12 Class A5
08/25/2036	4.171%	2,347,208	2,198,569
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates(c)
CMO Series 2004-AR5 Class 2A1
06/25/2034	5.085%	24,738	24,660
Credit Suisse Mortgage Capital Trust(a),(c)
CMO Series 2021-RP11 Class PT
10/25/2061	3.753%	8,659,999	6,985,047
Cross Mortgage Trust(a),(c)
CMO Series 2024-H7 Class A1
11/25/2069	5.585%	7,562,409	7,574,768
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	4,075,299	3,948,831
CMO Series 2022-NQM1 Class A1
11/25/2066	2.265%	9,291,455	8,450,364
CSMCM Trust(a)
CMO Series 2021-RP11 Class CERT
10/27/2061	3.778%	364,312	280,798
CWABS Asset-Backed Certificates Trust(b)
CMO Series 2006-14 Class 2A3
1-month Term SOFR + 0.354% Floor 0.480% 02/25/2037	4.674%	1,553,425	1,506,347
First Horizon Alternative Mortgage Securities Trust(c)
CMO Series 2005-AA10 Class 2A1
12/25/2035	5.364%	683,734	518,431
CMO Series 2005-AA7 Class 2A1
09/25/2035	5.214%	481,764	428,295
CMO Series 2005-AA8 Class 2A1
10/25/2035	5.081%	1,296,295	726,257
First Horizon Alternative Mortgage Securities Trust
CMO Series 2006-FA8 Class 1A11
02/25/2037	6.000%	745,266	270,524
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GMAC Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 2A1
11/19/2035	3.842%	1,180,979	940,054
GS Mortgage-Backed Securities Trust(a)
CMO Series 2018-RPL1 Class A1A
10/25/2057	3.750%	2,856,871	2,800,929
GSR Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 4A5
09/25/2035	5.894%	127,533	115,464
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month Term SOFR + 0.314% Floor 0.200% 11/19/2036	4.841%	7,659,166	5,846,762
IndyMac Index Mortgage Loan Trust(b)
CMO Series 2006-AR27 Class 1A3
1-month Term SOFR + 0.654% Floor 0.540%, Cap 10.500% 10/25/2036	4.974%	3,066,444	1,191,066
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2006-FRE1 Class M1
1-month Term SOFR + 0.699% Floor 0.585% 05/25/2035	5.019%	1,470,982	1,457,872
JPMorgan Mortgage Trust Series(a),(c)
CMO Series 2025-CES1 Class A1
05/25/2055	5.666%	6,403,910	6,437,813
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A
1-month Term SOFR + 0.414% Floor 0.300% 11/25/2036	4.734%	3,469,094	2,444,223
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-2 Class A2C
1-month Term SOFR + 0.594% Floor 0.480% 05/25/2037	4.914%	1,632,159	1,182,042
Merrill Lynch Mortgage-Backed Securities Trust(b)
CMO Series 2007-2 Class 1A1
1-year CMT + 2.400% Floor 2.400% 08/25/2036	6.540%	463,079	395,480
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-2AR Class A
1-month Term SOFR + 0.374% Floor 0.260%, Cap 11.000% 04/25/2035	4.694%	235,055	234,332
MortgageIT Trust(b)
CMO Series 2005-4 Class A1
1-month Term SOFR + 0.674% Floor 0.560%, Cap 11.500% 10/25/2035	4.994%	500,151	498,192
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage Loan Trust(a),(j)
CMO Series 2022-NQM4 Class A1
06/25/2062	5.000%	14,228,538	14,293,159
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2024-NQM2 Class A1
09/25/2064	5.117%	6,818,976	6,803,603
OBX Trust(a),(c)
CMO Series 2021-NQM2 Class A1
05/25/2061	1.101%	7,169,731	5,896,241
PMT Loan Trust(a),(c)
CMO Series 2025-INV4 Class A3
03/25/2056	5.500%	1,919,674	1,910,000
PRET LLC(a),(j),(l)
CMO Series 2025-NPL6 Class A1
06/25/2055	5.744%	4,300,000	4,300,293
Pretium Mortgage Credit Partners LLC(a),(j)
CMO Series 2022-RN2 Class A1
06/25/2052	5.000%	4,892,338	4,889,968
PRKCM Trust(a),(c)
CMO Series 2021-AFC2 Class A1
11/25/2056	2.071%	8,893,463	7,826,503
PRPM LLC(a),(j)
CMO Series 2025-RPL3 Class A1
04/25/2055	3.250%	6,813,049	6,498,200
CMO Series 2025-RPL4 Class A1
05/25/2055	3.000%	7,428,070	6,939,567
RALI Trust(c)
CMO Series 2005-QA8 Class CB21
07/25/2035	5.208%	757,925	389,163
RCKT Mortgage Trust(a),(j)
CMO Series 2024-CES8 Class A1A
11/25/2044	5.490%	8,842,268	8,859,608
CMO Series 2024-CES9 Class A1A
12/25/2044	5.582%	7,436,356	7,468,033
CMO Series 2025-CES6 Class A1B
06/25/2055	5.673%	7,440,000	7,477,124
Sequoia Mortgage Trust(a),(c)
CMO Series 2024-INV1 Class A3
10/25/2054	5.500%	12,072,589	12,011,754
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2021-3 Class A1
06/25/2056	1.127%	4,460,195	3,905,528
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2006-AR3 Class 12A1
1-month Term SOFR + 0.554% Floor 0.440%, Cap 10.500% 05/25/2036	4.874%	3,983,804	3,257,680
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(j)
CMO Series 2021-7 Class A1
10/25/2066	1.829%	13,718,877	12,328,020
Vista Point Securitization Trust(a),(j)
CMO Series 2024-CES3 Class A1
01/25/2055	5.679%	7,437,953	7,446,498
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2003-AR10 Class A7
10/25/2033	6.492%	225,951	218,111
CMO Series 2003-AR9 Class 1A6
09/25/2033	6.526%	205,270	204,529
CMO Series 2005-AR4 Class A5
04/25/2035	4.382%	241,727	228,238
CMO Series 2007-HY2 Class 1A1
12/25/2036	4.185%	1,545,257	1,401,775
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR15 Class A1A1
1-month Term SOFR + 0.634% Floor 0.520%, Cap 10.500% 11/25/2045	4.954%	1,325,680	1,273,361
CMO Series 2006-AR11 Class 1A
1-year MTA + 0.960% Floor 0.960% 09/25/2046	5.268%	2,573,525	2,159,909
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	5.248%	1,738,585	1,626,474
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $283,910,628)			276,867,913

Senior Loans 1.7%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
HDI Aerospace Intermediate Holding III Corp.(b),(n),(p)
Term Loan
3-month Term SOFR + 4.500% 02/11/2032	8.814%	340,000	340,000
TransDigm, Inc.(b),(p)
Tranche I Term Loan
3-month Term SOFR + 2.750% 08/24/2028	7.049%	398,559	399,838
Tranche J Term Loan
3-month Term SOFR + 2.500% 02/28/2031	6.796%	396,480	397,154
Total			1,136,992
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Apartment REIT 0.1%
Invitation Homes Operating Partnership LP(b),(f),(p)
Term Loan
1-month Term SOFR + 0.850% 09/09/2028	5.261%	2,810,347	2,754,141
Brokerage/Asset Managers/Exchanges 0.1%
Deerfield Dakota Holding LLC(b),(p)
1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 1.000% 04/09/2027	8.049%	827,559	802,823
First Eagle(b),(n),(p)
Tranche B Term Loan
3-month Term SOFR + 3.500% 06/06/2032	4.270%	177,798	174,464
Jane Street Group LLC(b),(p)
Term Loan
3-month Term SOFR + 2.000% 12/15/2031	6.333%	491,259	490,625
Total			1,467,912
Cable and Satellite 0.1%
Charter Communications Operating LLC(b),(p)
Tranche B5 Term Loan
3-month Term SOFR + 2.250% 12/15/2031	6.548%	542,854	543,603
Virgin Media Bristol LLC(b),(p)
Tranche N Term Loan
1-month Term SOFR + 2.500% 01/31/2028	6.926%	1,750,000	1,725,763
Total			2,269,366
Chemicals 0.0%
Chemours Co. (The)(b),(p)
Tranche B3 Term Loan
1-month Term SOFR + 3.000% 08/18/2028	7.327%	336,540	335,278
Construction Machinery 0.0%
Oregon Tool Lux LP(b),(p)
2nd Lien Term Loan
3-month Term SOFR + 4.000% 10/15/2029	8.586%	425,803	343,657
Term Loan
3-month Term SOFR + 5.350% 10/15/2029	9.674%	28,463	28,712
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Oregon Tool, Inc.(b),(p)
Tranche B2 2nd Lien Term Loan
3-month Term SOFR + 4.000% 10/15/2029	8.586%	96,173	77,619
Total			449,988
Consumer Cyclical Services 0.1%
8th Avenue Food & Provisions, Inc.(b),(p)
1st Lien Term Loan
3-month Term SOFR + 2.750% 10/01/2025	10.250%	65,713	65,633
AmSpec Parent LLC(b),(n),(p),(q)
Delayed Draw Term Loan
3-month Term SOFR + 1.000% 12/22/2031	1.000%	17,912	17,957
Arches Buyer, Inc.(b),(p)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.677%	262,502	258,990
BCPE Empire Holdings, Inc.(b),(p)
1st Lien Term Loan
1-month Term SOFR + 3.250% 12/11/2030	7.577%	461,490	458,375
Cast & Crew LLC(b),(p)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 12/29/2028	8.077%	145,172	137,032
Delivery Hero SE(b),(p)
Term Loan
3-month Term SOFR + 5.000% Floor 0.500% 12/12/2029	9.300%	593,276	597,358
Ingenovis Health, Inc.(b),(p)
1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 03/06/2028	8.697%	167,181	66,036
3-month Term SOFR + 4.250% Floor 0.500% 03/06/2028	8.683%	354,072	146,586
KUEHG Corp.(b),(p)
Term Loan
3-month Term SOFR + 3.250% 06/12/2030	7.549%	139,634	139,634
TripAdvisor, Inc.(b),(p)
Tranche B Term Loan
1-month Term SOFR + 2.750% 07/08/2031	7.077%	281,209	280,154
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
TruGreen LP(b),(p)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 11/02/2027	8.427%	569,188	538,953
Total			2,706,708
Consumer Products 0.0%
Osmosis Buyer Ltd.(b),(p)
Tranche B Term Loan
1-month Term SOFR + 3.000% 07/31/2028	7.324%	184,427	184,046
Diversified Manufacturing 0.0%
Cleanova Midco Ltd.(b),(p)
Tranche B Term Loan
3-month Term SOFR + 4.750% 05/22/2032	9.074%	182,974	178,400
Pelican Products, Inc.(b),(p)
1st Lien Term Loan
3-month Term SOFR + 4.250% 12/29/2028	8.811%	175,000	152,469
WEC US Holdings Ltd.(b),(n),(p)
Term Loan
1-month Term SOFR + 2.250% 01/27/2031	6.574%	278,604	278,581
Total			609,450
Electric 0.1%
Alpha Generation LLC(b),(n),(p)
Tranche B Term Loan
3-month Term SOFR + 2.750% 09/30/2031	6.327%	619,064	615,198
Calpine Corp.(b),(n),(p)
Term Loan
1-month Term SOFR + 1.750% 01/31/2031	6.077%	883,867	883,363
Calpine Corp.(b),(p)
Term Loan
1-month Term SOFR + 1.750% 02/15/2032	6.077%	682,497	682,183
Cornerstone Generation(b),(n),(p)
Tranche B Term Loan
3-month Term SOFR + 3.250% 10/28/2031	8.054%	158,895	159,623
Edgewater Generation LLC(b),(p)
Term Loan
1-month Term SOFR + 3.000% 08/01/2030	7.327%	155,832	156,277
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
EFS Cogen Holdings I LLC(b),(p)
Tranche B Term Loan
3-month Term SOFR + 3.500% 10/03/2031	8.172%	306,188	307,147
Potomac Energy Center LLC(b),(n),(p)
Tranche B Term Loan
3-month Term SOFR + 3.000% 03/14/2032	7.321%	184,254	183,793
South Field Energy LLC(b),(p)
Tranche B Term Loan
3-month Term SOFR + 3.250% 08/29/2031	7.546%	186,938	187,639
Tranche C Term Loan
3-month Term SOFR + 3.250% 08/29/2031	7.546%	11,950	11,995
Vistra Operations Co. LLC(b),(p)
Term Loan
1-month Term SOFR + 1.750% 12/20/2030	6.077%	404,810	405,624
Total			3,592,842
Finance Companies 0.1%
Avolon Borrower 1 US LLC(b),(p)
Tranche B6 Term Loan
1-month Term SOFR + 1.750% Floor 0.500% 06/22/2030	6.071%	1,587,020	1,587,702
Food and Beverage 0.2%
BCPE North Star US Holdco 2, Inc.(b),(p)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 06/09/2028	8.441%	391,889	386,011
Celsius, Inc.(b),(p)
Term Loan
3-month Term SOFR + 3.250% 04/01/2032	7.548%	372,213	373,981
Naked Juice LLC(b),(p)
Term Loan
3-month Term SOFR + 5.500% Floor 1.000% 01/24/2029	9.796%	1,733,738	1,715,534
3-month Term SOFR + 3.250% 01/24/2029	7.646%	1,369,043	1,086,103
3-month Term SOFR + 1.000% 01/24/2030	5.396%	148,703	68,589
United Natural Foods, Inc.(b),(p)
Term Loan
1-month Term SOFR + 4.750% 05/01/2031	9.077%	397,516	399,503
Total			4,029,721
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.1%
DraftKings, Inc.(b),(p)
Tranche B Term Loan
1-month Term SOFR + 1.750% 03/04/2032	6.066%	340,487	339,210
Flutter Entertainment PLC(b),(p)
Tranche B Term Loan
3-month Term SOFR + 2.000% 06/04/2032	6.296%	422,899	422,370
Voyager Parent LLC(b),(n),(p)
Tranche B Term Loan
1-month Term SOFR + 4.250% 05/09/2032	9.041%	554,856	548,537
Total			1,310,117
Health Care 0.2%
Bausch & Lomb Corp. (b),(p)
Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 09/29/2028	8.327%	154,638	154,445
Cotiviti, Inc.(b),(p)
Term Loan
1-month Term SOFR + 2.750% 03/26/2032	7.074%	198,282	197,125
CPI Buyer LLC(b),(p)
Term Loan
3-month Term SOFR + 4.000% 05/27/2032	8.325%	271,101	263,532
Element Materials Technology Group US Holdings, Inc./EM Midco 2 LLC(b),(n),(p)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 07/06/2029	8.046%	260,762	260,979
Gainwell Acquisition Corp.(b),(p)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.000% Floor 0.750% 10/01/2027	8.399%	745,704	717,181
Heartland Dental LLC(b),(p)
Term Loan
1-month Term SOFR + 4.500% 04/28/2028	8.827%	225,256	225,285
Iqvia, Inc.(b),(p)
Tranche B-5 Term Loan
3-month Term SOFR + 1.750% 01/02/2031	6.049%	534,524	536,363
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
ModivCare, Inc.(b),(p)
Term Loan
3-month Term SOFR + 7.500% 01/10/2026	11.708%	475,086	359,165
3-month Term SOFR + 4.750% 07/01/2031	9.046%	1,334,403	969,671
Southern Veterinary Partners LLC(b),(p)
1st Lien Term Loan
3-month Term SOFR + 3.250% 12/04/2031	7.527%	253,847	253,948
Star Parent, Inc.(b),(p)
Term Loan
3-month Term SOFR + 4.000% 09/27/2030	8.296%	121,944	120,687
Total			4,058,381
Healthcare REIT 0.1%
Healthpeak OP LLC(b),(f),(p)
Tranche A1 Term Loan
1-month Term SOFR + 0.840% 02/22/2027	5.267%	980,641	963,480
Tranche A2 Term Loan
1-month Term SOFR + 0.840% 08/20/2027	5.267%	980,642	963,480
Tranche A3 Term Loan
3-month Term SOFR + 0.850% 03/01/2029	5.270%	1,979,146	1,919,772
Total			3,846,732
Home Construction 0.0%
Kelso Industries LLC(b),(f),(n),(p),(q)
Delayed Draw Term Loan
3-month Term SOFR + 5.750% 12/30/2029	5.750%	54,678	54,678
Kelso Industries LLC(b),(p)
Term Loan
1-month Term SOFR + 5.750% 12/30/2029	10.077%	313,469	313,469
Total			368,147
Leisure 0.0%
Showtime Acquisition LLC(b),(f),(p)
Term Loan
3-month Term SOFR + 4.750% 08/16/2031	9.074%	513,327	517,177
UFC Holdings LLC(b),(p)
Tranche B4 1st Lien Term Loan
3-month Term SOFR + 2.250% 11/21/2031	6.571%	223,156	223,888
Total			741,065
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(b),(p)
Tranche B4 Term Loan
1-month Term SOFR + 1.750% 11/08/2030	6.069%	1,703,854	1,708,915
Media and Entertainment 0.1%
ABG Intermediate Holdings 2 LLC(b),(p)
1st Lien Term Loan
1-month Term SOFR + 2.250% 12/21/2028	6.577%	95,026	94,899
Magnite, Inc.(b),(p)
Term Loan
1-month Term SOFR + 3.000% 02/06/2031	7.327%	415,478	415,997
MH Sub I LLC(b),(p)
1st Lien Term Loan
1-month Term SOFR + 4.250% 12/31/2031	8.577%	498,713	434,295
MH Sub I LLC/Micro Holding Corp.(b),(n),(p)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 05/03/2028	8.577%	129,436	121,453
MH Sub I LLC/Micro Holding Corp.(b),(p)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 05/03/2028	8.577%	182,760	171,489
NEP Group, Inc.(b),(p)
1st Lien Term Loan
3-month Term SOFR + 4.750% 08/19/2026	9.344%	211,557	194,502
Plano Holdco, Inc.(b),(n),(p)
Term Loan
3-month Term SOFR + 3.500% 10/02/2031	7.796%	209,737	198,726
Red Ventures LLC/New Imagitas, Inc.(b),(n),(p)
Tranche B5 1st Lien Term Loan
1-month Term SOFR + 2.750% 03/04/2030	7.077%	344,848	291,773
Research Now Group LLC(b),(p)
Term Loan
3-month Term SOFR + 5.000% 07/15/2028	9.586%	107,838	107,097
StubHub Holdco Sub LLC(b),(p)
Tranche B Term Loan
1-month Term SOFR + 4.750% 03/15/2030	9.077%	172,530	167,066
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
X Corp.(b),(p)
Tranche B-1 1st Lien Term Loan
1-month Term SOFR + 6.500% 10/26/2029	10.927%	469,748	458,300
Tranche B3 1st Lien Term Loan
6-month Term SOFR + 9.500% 10/26/2029	9.500%	182,646	177,420
Total			2,833,017
Oil Field Services 0.0%
Hunterstown Generation LLC(b),(p)
Term Loan
3-month Term SOFR + 2.500% Floor 1.000% 11/06/2031	7.820%	184,171	183,773
Other Financial Institutions 0.0%
GC Ferry Acquisition I, Inc.(b),(n),(p)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 06/06/2032	7.825%	30,356	29,748
Opal Bidco SAS(b),(n),(p)
Tranche B2 Term Loan
3-month Term SOFR + 3.250% 04/28/2032	7.435%	587,481	589,502
Total			619,250
Other Industry 0.0%
Artera Services LLC(b),(p)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	8.796%	339,642	283,214
Bach Finance Ltd.(b),(n),(p)
1st Lien Term Loan
3-month Term SOFR + 3.250% 01/09/2032	7.583%	262,319	263,631
Ryan LLC(b),(p)
Term Loan
1-month Term SOFR + 3.500% 11/14/2030	7.827%	198,009	198,195
Technimark Holdings LLC(b),(f),(p)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 04/14/2031	7.568%	245,431	246,351
Total			991,391
Paper 0.0%
Mativ Holdings, Inc.(b),(f),(p)
Delayed Draw Term Loan
1-month Term SOFR + 2.500% 05/06/2027	6.927%	172,023	170,303
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 0.1%
Elanco Animal Health, Inc.(b),(p)
Term Loan
1-month Term SOFR + 1.750% 08/01/2027	6.174%	1,549,622	1,547,886
Grifols Worldwide Operations Ltd.(b),(p)
Tranche B Term Loan
3-month Term SOFR + 2.000% 11/15/2027	6.483%	534,824	532,893
Jazz Pharmaceuticals, Inc.(b),(p)
Tranche B2 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 05/05/2028	6.577%	335,797	337,087
Total			2,417,866
Property & Casualty 0.0%
AmWINS Group, Inc.(b),(p)
Term Loan
1-month Term SOFR + 2.250% 01/30/2032	6.577%	352,947	353,010
Restaurants 0.0%
1011778 BC ULC(b),(p)
Tranche B6 Term Loan
1-month Term SOFR + 1.750% 09/20/2030	6.077%	354,009	352,091
Dave & Buster’s, Inc.(b),(p)
Tranche B Term Loan
3-month Term SOFR + 3.250% 11/01/2031	7.563%	388,225	369,640
KFC Holding Co./Yum! Brands(b),(p)
Tranche B Term Loan
1-month Term SOFR + 1.750% 03/15/2028	6.179%	391,980	393,571
Total			1,115,302
Retailers 0.0%
Great Outdoors Group LLC(b),(p)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	7.577%	318,500	317,605
Technology 0.2%
Barracuda Parent LLC(b),(p)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	8.780%	198,315	164,056
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Boost Newco Borrower LLC(b),(p)
Tranche B2 Term Loan
3-month Term SOFR + 2.000% 01/31/2031	6.299%	439,634	440,548
Castle US Holding Corp.(b),(p)
Term Loan
3-month Term SOFR + 1.000% 04/29/2030	9.330%	26,808	26,808
Tranche B1 Term Loan
3-month Term SOFR + 4.250% 05/31/2030	8.842%	196,320	106,258
DTI Holdco, Inc.(b),(p)
1st Lien Term Loan
1-month Term SOFR + 4.000% 04/26/2029	8.327%	234,538	231,397
EagleView Technology Corp.(b),(p)
1st Lien Term Loan
3-month Term SOFR + 4.500% 08/14/2028	9.803%	1,157,361	1,124,087
ECI Macola/MAX Holding LLC(b),(p)
1st Lien Term Loan
3-month Term SOFR + 3.250% 05/09/2030	7.549%	190,886	191,722
Genesys Cloud Services Holdings I LLC(b),(p)
Term Loan
1-month Term SOFR + 2.500% 01/30/2032	6.827%	253,011	252,824
McAfee Corp.(b),(p)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	7.316%	92,786	89,983
Modena Buyer LLC(b),(p)
Term Loan
3-month Term SOFR + 4.500% 07/01/2031	8.780%	111,240	106,930
Neon Maple Purchaser, Inc.(b),(p)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 11/17/2031	7.327%	249,375	249,669
Peraton Corp.(b),(p)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	8.177%	498,929	439,213
Renaissance Holding Corp.(b),(p)
1st Lien Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 04/05/2030	8.280%	610,126	552,926
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Xerox Corp.(b),(p)
1st Lien Term Loan
6-month Term SOFR + 4.000% Floor 0.500% 11/17/2029	8.275%	313,848	302,177
Total			4,278,598
Wirelines 0.0%
Frontier Communications Holdings LLC(b),(p)
Term Loan
6-month Term SOFR + 2.500% 07/01/2031	6.792%	166,290	166,082
Telenet Financing USD LLC(b),(p)
Tranche AR Term Loan
1-month Term SOFR + 2.000% 04/30/2028	6.426%	238,852	233,280
Zayo Group Holdings, Inc.(b),(p)
Term Loan
1-month Term SOFR + 3.000% 03/09/2027	7.441%	398,904	378,640
1-month Term SOFR + 4.250% Floor 0.500% 03/09/2027	8.577%	365,326	350,179
Total			1,128,181
Total Senior Loans (Cost $48,089,328)			47,565,799

Treasury Bills 0.9%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 0.9%
U.S. Treasury Bills
08/07/2025	4.160%	25,000,000	24,892,313
Total Treasury Bills (Cost $24,893,175)			24,892,313

U.S. Treasury Obligations 20.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
06/30/2027	3.750%	7,915,000	7,919,947
06/30/2030	3.875%	180,722,000	181,427,945
06/30/2032	4.000%	87,945,000	88,013,707
05/15/2035	4.250%	56,028,600	56,124,899
02/15/2045	4.750%	34,710,000	34,531,027
05/15/2045	5.000%	51,075,000	52,471,582
05/15/2055	4.750%	159,741,000	158,867,416
Total U.S. Treasury Obligations (Cost $574,589,932)			579,356,523
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)

Money Market Funds 15.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.473%(r),(s)	444,383,010	444,294,133
Total Money Market Funds (Cost $444,260,195)		444,294,133
Total Investments in Securities (Cost: $3,222,632,769)		3,191,480,480
Other Assets & Liabilities, Net		(315,994,478)
Net Assets		2,875,486,002
At June 30, 2025, securities and/or cash totaling $21,767,187 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,633,597 USD	2,295,224 EUR	Citi	07/11/2025	71,831	—
74,053,892 EUR	81,356,586 USD	Goldman Sachs	07/11/2025	—	(5,932,292)
7,376,301 USD	6,490,786 EUR	Goldman Sachs	07/11/2025	274,526	—
Total				346,357	(5,932,292)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	20	09/2025	USD	2,309,375	38,125	—
U.S. Treasury 2-Year Note	3,741	09/2025	USD	778,215,682	3,103,451	—
U.S. Treasury 5-Year Note	2,761	09/2025	USD	300,949,000	4,105,162	—
U.S. Treasury Ultra 10-Year Note	38	09/2025	USD	4,342,094	125,262	—
U.S. Treasury Ultra Bond	144	09/2025	USD	17,154,000	536,379	—
Total					7,908,379	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bobl	(263)	09/2025	EUR	(30,949,840)	121,641	—
Euro-Bund	(193)	09/2025	EUR	(25,118,950)	171,126	—
Euro-Buxl 30-Year	(25)	09/2025	EUR	(2,968,500)	28,690	—
Euro-Schatz	(54)	09/2025	EUR	(5,791,500)	9,518	—
Total					330,975	—
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2025, the total value of these securities amounted to $615,090,308, which represents 21.39% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2025.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2025.

(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Non-income producing investment.
(f)	Valuation based on significant unobservable inputs.
(g)	Principal amounts are denominated in United States Dollars unless otherwise noted.
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(h)	Zero coupon bond.
(i)	Perpetual security with no specified maturity date.
(j)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2025.

(k)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(l)	Represents a security purchased on a when-issued basis.
(m)	Principal and interest may not be guaranteed by a governmental entity.
(n)	Represents a security purchased on a forward commitment basis.
(o)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(p)
The stated interest rate represents the weighted average interest rate at June 30, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(q)
At June 30, 2025, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
AmSpec Parent LLC Delayed Draw Term Loan 12/22/2031 1.000%	17,912
Kelso Industries LLC Delayed Draw Term Loan 12/30/2029 5.750%	54,678

(r)	The rate shown is the seven-day current annualized yield at June 30, 2025.
(s)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.473%
	553,500,029	1,923,480,782	(2,032,716,136)	29,458	444,294,133	20,266	10,096,445	444,383,010
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
EUR	Euro
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Fair value measurements   (continued)
the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	166,723,009	—	166,723,009
Commercial Mortgage-Backed Securities - Agency	—	9,212,763	—	9,212,763
Commercial Mortgage-Backed Securities - Non-Agency	—	68,582,914	—	68,582,914
Common Stocks
Communication Services	—	—	3,559,699	3,559,699
Total Common Stocks	—	—	3,559,699	3,559,699
Convertible Bonds	—	4,067,151	—	4,067,151
Corporate Bonds & Notes	—	486,809,429	—	486,809,429
Foreign Government Obligations	—	19,933,210	—	19,933,210
Inflation-Indexed Bonds	—	33,850,779	—	33,850,779
Municipal Bonds	—	5,154,212	—	5,154,212
Residential Mortgage-Backed Securities - Agency	—	1,020,610,633	—	1,020,610,633
Residential Mortgage-Backed Securities - Non-Agency	—	276,867,913	—	276,867,913
Senior Loans	—	39,976,417	7,589,382	47,565,799
Treasury Bills	—	24,892,313	—	24,892,313
U.S. Treasury Obligations	—	579,356,523	—	579,356,523
Money Market Funds	444,294,133	—	—	444,294,133
Total Investments in Securities	444,294,133	2,736,037,266	11,149,081	3,191,480,480
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	346,357	—	346,357
Futures Contracts	8,239,354	—	—	8,239,354
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Liability
Forward Foreign Currency Exchange Contracts	—	(5,932,292)	—	(5,932,292)
Total	452,533,487	2,730,451,331	11,149,081	3,194,133,899
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund  | 2025

Statement of Assets and Liabilities
June 30, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,778,372,574)	$2,747,186,347
Affiliated issuers (cost $444,260,195)	444,294,133
Cash	230,060
Foreign currency (cost $36,980)	37,020
Cash collateral held at broker for:
TBA	11,347,187
Margin deposits on:
Futures contracts	10,420,000
Unrealized appreciation on forward foreign currency exchange contracts	346,357
Receivable for:
Investments sold	16,753,731
Investments sold on a delayed delivery basis	13,391,806
Capital shares sold	145,668
Dividends	1,710,237
Interest	16,520,607
Foreign tax reclaims	15,310
Variation margin for futures contracts	809,667
Prepaid expenses	6,564
Total assets	3,263,214,694
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	5,932,292
Cash collateral due to broker for:
Foreign forward currency exchange contracts	1,640,000
TBA	138,876
Payable for:
Investments purchased	43,656,288
Investments purchased on a delayed delivery basis	335,940,974
Capital shares redeemed	1,920
Variation margin for futures contracts	33,513
Management services fees	113,038
Distribution and/or service fees	576
Service fees	1,348
Compensation of chief compliance officer	282
Compensation of board members	5,215
Other expenses	25,397
Deferred compensation of board members	238,973
Total liabilities	387,728,692
Net assets applicable to outstanding capital stock	$2,875,486,002
Represented by
Paid in capital	3,246,653,259
Total distributable earnings (loss)	(371,167,257)
Total - representing net assets applicable to outstanding capital stock	$2,875,486,002
Class 1
Net assets	$2,847,247,908
Shares outstanding	300,343,762
Net asset value per share	$9.48
Class 2
Net assets	$28,238,094
Shares outstanding	2,995,510
Net asset value per share	$9.43
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – TCW Core Plus Bond Fund  | 2025

Statement of Operations
Six Months Ended June 30, 2025 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$10,096,445
Interest	57,168,770
Interfund lending	900
Total income	67,266,115
Expenses:
Management services fees	6,851,848
Distribution and/or service fees
Class 2	33,203
Service fees	9,777
Custodian fees	36,569
Printing and postage fees	5,925
Accounting services fees	21,675
Legal fees	27,120
Interest on collateral	28,248
Compensation of chief compliance officer	253
Compensation of board members	22,977
Deferred compensation of board members	(1,945)
Other	22,362
Total expenses	7,058,012
Net investment income	60,208,103
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(30,856,848)
Investments — affiliated issuers	20,266
Foreign currency translations	78,378
Forward foreign currency exchange contracts	(208,006)
Futures contracts	7,424,733
Net realized loss	(23,541,477)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	83,075,430
Investments — affiliated issuers	29,458
Foreign currency translations	74,638
Forward foreign currency exchange contracts	(6,943,861)
Futures contracts	9,344,031
Net change in unrealized appreciation (depreciation)	85,579,696
Net realized and unrealized gain	62,038,219
Net increase in net assets resulting from operations	$122,246,322
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations
Net investment income	$60,208,103	$135,005,361
Net realized loss	(23,541,477)	(21,045,850)
Net change in unrealized appreciation (depreciation)	85,579,696	(89,313,244)
Net increase in net assets resulting from operations	122,246,322	24,646,267
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(127,070,932)
Class 2	—	(894,361)
Total distributions to shareholders	—	(127,965,293)
Decrease in net assets from capital stock activity	(155,992,791)	(83,131,423)
Total decrease in net assets	(33,746,469)	(186,450,449)
Net assets at beginning of period	2,909,232,471	3,095,682,920
Net assets at end of period	$2,875,486,002	$2,909,232,471

	Six Months Ended		Year Ended
	June 30, 2025 (Unaudited)		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	883,571	8,196,095	9,311,148	86,161,414
Distributions reinvested	—	—	13,948,510	127,070,932
Shares redeemed	(17,826,530)	(165,531,214)	(32,453,115)	(300,868,534)
Net decrease	(16,942,959)	(157,335,119)	(9,193,457)	(87,636,188)
Class 2
Shares sold	295,386	2,719,256	707,737	6,513,112
Distributions reinvested	—	—	98,498	894,361
Shares redeemed	(149,097)	(1,376,928)	(313,906)	(2,902,708)
Net increase	146,289	1,342,328	492,329	4,504,765
Total net decrease	(16,796,670)	(155,992,791)	(8,701,128)	(83,131,423)
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – TCW Core Plus Bond Fund  | 2025

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CTIVP® – TCW Core Plus Bond Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2025 (Unaudited)	$9.09	0.19	0.20	0.39	—	—	—
Year Ended 12/31/2024	$9.41	0.41	(0.34)	0.07	(0.39)	—	(0.39)
Year Ended 12/31/2023	$9.11	0.38	0.15	0.53	(0.23)	—	(0.23)
Year Ended 12/31/2022	$10.74	0.22	(1.74)	(1.52)	(0.11)	—	(0.11)
Year Ended 12/31/2021	$11.52	0.11	(0.24)	(0.13)	(0.15)	(0.50)	(0.65)
Year Ended 12/31/2020	$11.01	0.19	0.78	0.97	(0.27)	(0.19)	(0.46)
Class 2
Six Months Ended 6/30/2025 (Unaudited)	$9.05	0.18	0.20	0.38	—	—	—
Year Ended 12/31/2024	$9.37	0.38	(0.33)	0.05	(0.37)	—	(0.37)
Year Ended 12/31/2023	$9.08	0.36	0.14	0.50	(0.21)	—	(0.21)
Year Ended 12/31/2022	$10.69	0.20	(1.72)	(1.52)	(0.09)	—	(0.09)
Year Ended 12/31/2021	$11.47	0.08	(0.23)	(0.15)	(0.13)	(0.50)	(0.63)
Year Ended 12/31/2020	$10.96	0.15	0.80	0.95	(0.25)	(0.19)	(0.44)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – TCW Core Plus Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2025 (Unaudited)	$9.48	4.29%	0.49% (c)	0.49% (c)	4.22%	183%	$2,847,248
Year Ended 12/31/2024	$9.09	0.75%	0.49% (c)	0.49% (c)	4.39%	403%	$2,883,452
Year Ended 12/31/2023	$9.41	5.91%	0.49% (c)	0.49% (c)	4.16%	373%	$3,073,587
Year Ended 12/31/2022	$9.11	(14.19% )	0.49% (c)	0.49% (c)	2.32%	399%	$3,174,476
Year Ended 12/31/2021	$10.74	(1.14% )	0.48% (c)	0.48% (c)	1.01%	457%	$3,684,151
Year Ended 12/31/2020	$11.52	8.88%	0.49%	0.49%	1.63%	373%	$3,153,493
Class 2
Six Months Ended 6/30/2025 (Unaudited)	$9.43	4.20%	0.74% (c)	0.74% (c)	3.97%	183%	$28,238
Year Ended 12/31/2024	$9.05	0.51%	0.74% (c)	0.74% (c)	4.14%	403%	$25,780
Year Ended 12/31/2023	$9.37	5.54%	0.74% (c)	0.74% (c)	3.93%	373%	$22,096
Year Ended 12/31/2022	$9.08	(14.31% )	0.74% (c)	0.74% (c)	2.11%	399%	$18,096
Year Ended 12/31/2021	$10.69	(1.41% )	0.73% (c)	0.73% (c)	0.76%	457%	$19,435
Year Ended 12/31/2020	$11.47	8.67%	0.74%	0.74%	1.32%	373%	$22,838
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund  | 2025

Notes to Financial Statements
June 30, 2025 (Unaudited)
Note 1. Organization
CTIVP® – TCW Core Plus Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of ASU 2023-07, Segment Reporting is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not

CTIVP® – TCW Core Plus Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in
CTIVP® – TCW Core Plus Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.

CTIVP® – TCW Core Plus Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all the Fund’s securities and to shift foreign currency exposure back to U.S. dollars. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
CTIVP® – TCW Core Plus Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2025:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	346,357
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	8,239,354 *
Total		8,585,711

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	5,932,292

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

CTIVP® – TCW Core Plus Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Foreign exchange risk	(208,006)	—	(208,006)
Interest rate risk	—	7,424,733	7,424,733
Total	(208,006)	7,424,733	7,216,727

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Foreign exchange risk	(6,943,861)	—	(6,943,861)
Interest rate risk	—	9,344,031	9,344,031
Total	(6,943,861)	9,344,031	2,400,170
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	1,329,187,207
Futures contracts — short	51,277,997

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	227,985	(2,131,886)
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
CTIVP® – TCW Core Plus Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the

CTIVP® – TCW Core Plus Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements  as well as any related collateral received or pledged by the Fund as of June 30, 2025:
	Citi ($)	Goldman Sachs ($)	Total ($)
Assets
Forward foreign currency exchange contracts	71,831	274,526	346,357
Liabilities
Forward foreign currency exchange contracts	-	5,932,292	5,932,292
Total financial and derivative net assets	71,831	(5,657,766)	(5,585,935)
Total collateral received (pledged) (a)	-	-	-
Net amount (b)	71,831	(5,657,766)	(5,585,935)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
CTIVP® – TCW Core Plus Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

CTIVP® – TCW Core Plus Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2025 was 0.48% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with TCW Investment Management Company LLC to serve as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
CTIVP® – TCW Core Plus Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2025 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2025 through April 30, 2026 (%)	Voluntary expense cap May 1, 2025 through June 30, 2025 (%)	Contractual expense cap prior to May 1, 2025 (%)
Class 1	0.54	0.54	0.54
Class 2	0.79	0.79	0.79
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

CTIVP® – TCW Core Plus Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
At June 30, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
3,222,633,000	45,394,000	(73,893,000)	(28,499,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(314,501,960)	(194,492,277)	(508,994,237)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $4,942,202,247 and $5,055,502,501, respectively, for the six months ended June 30, 2025, of which $4,563,120,417 and $4,760,687,468, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
CTIVP® – TCW Core Plus Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
The Fund’s activity in the Interfund Program during the six months ended June 30, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,340,000	4.84	5
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2025.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt

CTIVP® – TCW Core Plus Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and
CTIVP® – TCW Core Plus Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At June 30, 2025, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

CTIVP® – TCW Core Plus Bond Fund  | 2025

 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® – TCW Core Plus Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and TCW Investment Management Company LLC (the Subadviser), the Subadviser provides portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements).  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Advisory Agreements;
•
Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
CTIVP® – TCW Core Plus Bond Fund  | 2025

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
•
Information regarding the resources of the Investment Manager and the Subadviser, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement and the Subadvisory Agreement.
Nature, extent and quality of services provided by the Investment Manager and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers.  With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement.  In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed.  The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager.  It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.

CTIVP® – TCW Core Plus Bond Fund  | 2025

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
Additionally, the Board reviewed the performance of the Subadviser and the Investment Manager’s process for monitoring the Subadviser’s performance.  The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally the Investment Manager’s evaluation of the Subadviser’s contribution to the Fund’s investment mandate.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund.  The Board also reviewed advisory fee rates charged by other comparable mutual funds employing the Subadviser to provide comparable subadvisory services.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  Because the Subadvisory Agreement was negotiated at arm’s length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Board did not consider the profitability to the Subadviser from its relationship with the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the
CTIVP® – TCW Core Plus Bond Fund  | 2025

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.  The Board also noted that the breakpoints in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement.  In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement.  In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.

CTIVP® – TCW Core Plus Bond Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]

CTIVP® – TCW Core Plus Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2025 Columbia Management Investment Advisers, LLC.
SAR7037_12_D01_(08/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 21, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	August 21, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	August 21, 2025